OTHER INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of Other Investments

	US Dollars
Figures in millions	2022	2021	2020

Listed investments (1)

Non-current investments

Equity investments at fair value through OCI (FVTOCI)
Balance at beginning of year	116	186	72
Additions	16	3	9
Capitalised to tangible assets (2)	(80)	—	—
Fair value adjustments (3)	(50)	(73)	98
Transfer from unlisted non-current investments	—	—	7
Balance at end of year	2	116	186

The non-current equity investments consist of ordinary shares and collective investment schemes and primarily comprise:
Corvus Gold Inc.	—	80	59
Pure Gold Mining	1	35	126
Other	1	1	1
	2	116	186

Book value of listed investments	2	116	186

Unlisted investments
Non-current investments

Balance at beginning of year	1	2	4
Transfer to listed non-current investments	—	—	(7)
Fair value adjustments - FVTPL	—	(1)	5
Balance at end of year	1	1	2
The unlisted investments include:
Book value of unlisted investments	1	1	2

Total book value of other investments	3	117	188
(1)    The Group’s listed equity investments are susceptible to market price risk arising from uncertainties about the future values of the investments. At the reporting date, the FVTOCI equity investments were listed on the Toronto Stock Exchange.

(2)    The 19.5% investment held in Corvus Gold Inc.was capitalised to tangible assets on completion of Corvus Gold asset acquisition on 18 January 2022.
(3) Includes net fair value gain of nil (2021: $21m; 2020: $18m) for Corvus Gold Inc. and a fair value loss of $50m (2021: $94m; 2020: $81m net gain) for Pure Gold Mining